Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Components of Receivables, Net	Receivables, net consist of:

	As of June 30,
	2024	2023
	(in millions)
Receivables	$1,478	$1,399
Less: allowances	(58)	(52)
Receivables, net	$1,420	$1,347